Related party transactions	3 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Related party transactions

22. Related party transactions

Related parties and related party transactions impacting the condensed consolidated interim financial statements are summarized below and include transactions with the following individuals or entities:

Key management personnel

Related parties include directors, officers, close family members, certain consultants and enterprises that are controlled by these individuals as well as certain persons performing similar functions.

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

Transactions with key management and directors comprise the following:

a)	Director’s compensation for the three months ended March 31, 2025, is $29,587 (2024 – $66,515).
b)	During the three months ended March 31, 2025, the Company granted 57,692 options to officers and employees of the Company each with exercise prices ranging from C$6.60 to C$9.90 and expiring two years from the date of issuance.
c)	During the year ended December 31, 2023, the Company entered into a secured loan agreement with the CEO for C$1,200,000, with monthly payments of C$6,000 based on an annual interest rate of 6%. The loan had a maturity date of April 26, 2025, and was part of FSD Strategic Investments’ portfolio of finance receivables. During the year ended December 31, 2024, a payment of C$400,000 was made by the CEO, and monthly payments were subsequently reduced to C$4,000. During the three months ended March 31, 2025, the CEO made a payment of C$800,000 towards the loan, thereby settling the total debt outstanding owed to FSD Strategic Investments.

Key management personnel compensation during the three months ended March 31, 2025 and 2024, is comprised of:

	2025	2024
	$	$
Salaries, benefits, bonuses and consulting fees	208,132	324,241
Share-based payments (Note 14)	1,316,483	—
	1,524,615	324,241

As at March 31, 2025, the Company owed an executive officer $Nil (December 31, 2024 - $Nil), for legal fees incurred by the Company and paid by the executive officer on behalf of the Company. The amount owed is recorded within trade and other payables.

As at March 31, 2025, the Company has $Nil owing to related parties included in accounts payable and accrued liabilities (December 31, 2024 - $Nil).